Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net earnings	$ 2,970	$ 3,087
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	190	135
Depreciation and amortization	3,850	3,508
Post-employment benefit plans cost	314	305
Net interest expense	942	875
Losses (gains) on investments	5	(58)
Income taxes	1,039	1,110
Contributions to post-employment benefit plans	(413)	(725)
Payments under other post-employment benefit plans	(77)	(76)
Severance and other costs paid	(147)	(231)
Interest paid	(965)	(882)
Income taxes paid (net of refunds)	(675)	(565)
Acquisition and other costs paid	(155)	(126)
Net change in operating assets and liabilities	480	286
Cash flows from operating activities	7,358	6,643
Cash flows used in investing activities
Capital expenditures	(4,034)	(3,771)
Business acquisitions	(1,649)	(404)
Disposition of intangibles and other assets	323	0
Decrease in investments	6	107
Loan to related party	0	(517)
Other investing activities	(83)	1
Cash flows used in investing activities	(5,437)	(4,584)
Cash flows used in financing activities
Increase in notes payable	333	991
Issue of long-term debt	3,011	2,244
Repayment of long-term debt	(2,653)	(2,516)
Issue of common shares	117	99
Repurchase of shares for settlement of share-based payments	(224)	(106)
Cash dividends paid on common shares	(2,512)	(2,305)
Cash dividends paid on preferred shares	(127)	(126)
Cash dividends paid by subsidiaries to non-controlling interest	(34)	(46)
Other financing activities	(60)	(54)
Cash flows used in financing activities	(2,149)	(1,819)
Net (decrease) increase in cash	(161)	503
Cash at beginning of year	603	100
Cash at end of year	442	603
Net decrease in cash equivalents	(67)	(263)
Cash equivalents at beginning of year	250	513
Cash equivalents at end of year	$ 183	$ 250